Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
10.
GOODWILL

The Company has one reporting unit and the changes in the carrying amount of goodwill from 2023 to 2024 was as follows:

	2023	2024	2024
	RMB	RMB	US$
Balance as of January 1	3,826,147	3,820,823	523,451
Disposal of subsidiaries or business	(5,324)	—	—
Balance as of December 31	3,820,823	3,820,823	523,451

The fair value of the Group exceeded its carrying value as of December 31, 2023 and 2024, respectively, and therefore the Group’s goodwill was not impaired.